SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating lease cost (included in general and admin in company's statement of operations)	$ 705,407	$ 694,533
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 9/30/2020	$ 730,112	$ 719,272
Weighted average remaining lease term-operating leases (in years)	3 years 5 months 1 day	3 years 8 months 1 day
Average discount rate - operating leases	5.00%	5.00%
Long -term right-of-use assets	$ 2,189,390	$ 2,328,950
Total right-of-use assets	2,189,390	2,328,950
Short-term operating lease liabilities	616,698	596,098
Long-term operating lease liabilities	1,769,144	1,942,242
Total operating lease liabilities	2,385,842	2,538,340
2023	722,656	753,074
2024	767,393	798,895
2025	813,323	526,944
2026	301,828
Total lease payments	2,605,200	2,788,249
Less: Imputed interest/present value discount	(219,358)	(249,909)
Present value of lease liabilities	$ 2,385,842	2,538,340
Maturities Of The Company's Lease Liabilities Are As Follows:
2022		$ 709,336